Restructuring And Other Initiatives	12 Months Ended
Jan. 31, 2015
Restructuring Charges [Abstract]
Restructuring And Other Initiatives
RESTRUCTURING AND OTHER INITIATIVES

Portfolio Realignment
The Company's portfolio realignment efforts included the sale of ASG; the sale and closure of sourcing and supply chain assets; closing or relocating numerous underperforming or poorly aligned retail stores; the termination of the Etienne Aigner license agreement; the election not to renew the Vera Wang license in accordance with agreement terms, and other infrastructure changes. These portfolio realignment efforts began in 2011 and were completed in 2013. Expenses for these initiatives are reflected in both continuing operations and discontinued operations.

The following is a summary of the Company’s portfolio realignment expense for our continuing and discontinued operations for 2013 and 2012:

	2013			2012
($ millions, except per share data)	Pre-tax Expense	After-tax Expense	Loss Per Diluted Share	Pre-tax Expense	After-tax Expense	Loss Per Diluted Share
Continuing Operations
Business exits and cost reductions	$1.2	$0.8	$0.02	$21.9	$14.3	$0.33
Non-cash impairments/dispositions	4.7	4.7	0.11	—	—	—
Total Continuing Operations	5.9	5.5	0.13	21.9	14.3	0.33
Discontinued Operations
Business exits and cost reductions	13.3	6.4	0.13	2.2	1.5	0.04
Non-cash impairments/dispositions	11.5	11.5	0.27	5.8	3.5	0.08
Total Discontinued Operations	24.8	17.9	0.40	8.0	5.0	0.12
Total	$30.7	$23.4	$0.53	$29.9	$19.3	$0.45

The business exits and cost reductions associated with continuing operations were recorded within restructuring and other special charges, net and cost of goods sold in the consolidated statements of earnings. The business exits and cost reductions associated with discontinued operations were recorded within loss from discontinued operations, net of tax, in the consolidated statements of earnings. The non-cash impairments/dispositions of the Company’s continuing operations were recorded within impairment of assets held for sale in the consolidated statements of earnings. The non-cash impairments/dispositions of the Company’s discontinued operations were recorded within disposition/impairment of discontinued operations, net of tax in the consolidated statements of earnings. The non-cash impairments/dispositions are included in Other in the following table.

All of the $5.9 million of expenses for portfolio realignment that were recorded in continuing operations during 2013 were included in the Brand Portfolio segment. Of the $21.9 million incurred during 2012, $13.3 million was included in the Brand Portfolio segment, $7.8 million was included in the Famous Footwear segment and $0.8 million was included in the Other category.

The following is a summary of the charges and settlements by category of costs:

						Total by Classification
($ millions)	Employee	Markdowns and Royalty Shortfalls	Facility	Other	Total	Continuing Operations	Discontinued Operations
Reserve balance at January 28, 2012	$5.8	$1.6	$1.3	$1.3	$10.0	$10.0	$—
Additional charges in 2012	6.0	3.1	11.4	9.4	29.9	21.9	8.0
Amounts settled in 2012	(10.1)	(4.5)	(9.4)	(10.4)	(34.4)	(26.6)	(7.8)
Reserve balance at February 2, 2013	$1.7	$0.2	$3.3	$0.3	$5.5	$5.3	$0.2
Additional charges in 2013	2.6	2.7	0.1	25.3	30.7	5.9	24.8
Amounts settled in 2013	(3.3)	(2.9)	(2.0)	(25.6)	(33.8)	(9.7)	(24.1)
Reserve balance at February 1, 2014	$1.0	$—	$1.4	$—	$2.4	$1.5	$0.9
Amounts settled in 2014	(0.9)	—	(0.4)	—	(1.3)	(0.4)	(0.9)
Reserve balance at January 31, 2015	$0.1	$—	$1.0	$—	$1.1	$1.1	$—

Sale of Sourcing and Supply Chain Assets
On April 30, 2013, the Company entered into an agreement to sell certain of its supply chain and sourcing assets (“Sale Agreement”) for $9.0 million, including $1.5 million in cash and a $7.5 million promissory note, subject to working capital adjustments. The sale closed during the second quarter of 2013. In anticipation of this transaction, the Company recognized an impairment charge in the first quarter of 2013 of $4.7 million ($4.7 million after tax, or $0.11 per diluted share) to adjust the assets to their estimated fair value. The promissory note requires installments over two years with the first payment of $3.0 million due no later than 45 days from the closing date and the remaining balance payable in eight quarterly payments of $0.6 million, subject to working capital adjustments, plus accrued interest of 5%, compounded monthly, starting no later than three months after the closing date. In accordance with the terms of the promissory note, as of January 31, 2015, the Company has received aggregate installment payments of $6.3 million. As part of the Sale Agreement, the Company agreed to purchase, under specific performance criteria, a minimum of four million pairs of shoes each year for the next two years at market pricing, which can be fulfilled from a defined group of facilities owned by the purchaser.

Organizational Change
During 2014, the Company incurred costs of $1.9 million ($1.2 million on an after-tax basis, or $0.03 per diluted share) related to a management change at the corporate headquarters, with no corresponding charges in 2013. During 2012, the Company recorded costs of $2.3 million ($1.4 million on an after-tax basis, or $0.03 per diluted share) related to a management change. These costs were recognized as restructuring and other special charges, net and included in the Other category.

Disposition of Shoes.com
As further discussed in Note 2 to the consolidated financial statements, in response to the sale of Shoes.com, the Company incurred restructuring and other special charges of $1.5 million. The reserve balance of $1.5 million as of January 31, 2015 is included in employee compensation and benefits on the consolidated balance sheets.